UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, WI 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-5384

Date of fiscal year end: May 31, 2014

Date of reporting period: June 30, 2013

Item 1. Proxy Voting Record.

Due to the nature of the fixed income securities exclusively used within M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund, there have been no proxy votes required during the period July 1, 2012 – June 30, 2013.

The M.D. Sass Equity Income Plus Fund became effective and commenced operations on June 28, 2013, therefore no proxies were voted during the period July 1, 2012 – June 30, 2013.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Trust for Professional Managers

By (Signature and Title)     /s/ John Buckel
     John Buckel
     President, Trust for Professional Managers

Date      7/23/13